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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2008

               (Please read instructions before preparing form.)

If amended report check here: [_]

   Brian C. Broderick
Name of Institutional Investment Manager

Hemenway & Barnes, LLP       60 State Street     Boston,        MA      02109
Business Address                (Street)          (City)     (State)    (Zip)

   (617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of
  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2008.


                                                  Brian C. Broderick
                                                  ------------------------------
                                                  (Name of Institutional
                                                  Investment Manager)


                                                  ------------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized
                                                  to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                       13F File No.:
--------------------------- -------------
1. John M. Cornish          28-5362

2. Michael B. Elefante      28-06281

3. Stephen W. Kidder (35)*  28-11134

4. Lawrence T. Perera       28-06167

5. Michael J. Puzo          28-06165

6. Kurt F. Somerville       28-10379

7.

8.

9.

10.

*   Refers to manager number on attached detail in Item 7.

AS OF JUNE 30, 2008                            FORM 13F                  SEC FILE # BRIAN C BRODERICK\28-11136

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:   ITEM 6:        ITEM 7:       ITEM 8:
-------                   -------------- --------- ----------- --------- --------------  --------  ------------------
                                                               SHARES OR                           VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL INVESTMENT                ------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   DISCRETION      MANAGERS  (A)    (B)    (C)
------------------------  -------------- --------- ----------- --------- --------------  --------  ----  ------  ----
                                                                         (A)   (B)  (C)            SOLE  SHARED  NONE
                                                                         ---   ---  ---            ----  ------  ----
ABB LTD                   SPONSORED ADR  000375204      639466   22580               XX                   16650
                                                                                     XX     35             5930

A F L A C INC             COMMON STOCK   001055102      984327   15674               XX                   10174
                                                                                     XX     35             5500

AT&T INC                  COMMON STOCK   00206R102      349331   10369               XX                    8521
                                                                                     XX     35             1848

ABBOTT LABS               COMMON STOCK   002824100     1756591   33162               XX                   23512
                                                                                     XX     35             9650

ACCURAY INC               COMMON STOCK   004397105       78732   10800               XX                   10800

AMERICAN INTERNATIONAL    COMMON STOCK   026874107      245284    9270               XX                    4720
GROUP INC                                                                            XX     35             4550

AMGEN INC                 COMMON STOCK   031162100      325404    6900               XX                    2000
                                                                                     XX     35             4900

ANADARKO PETROLEUM        COMMON STOCK   032511107      384079    5132               XX                    3736
CORP                                                                                 XX     35             1396

ANHEUSER BUSCH CO INC     COMMON STOCK   035229103      379553    6110               XX                    6110

APTARGROUP INC            COMMON STOCK   038336103     2592384   61797               XX                   37337
                                                                                     XX     35            24460

AUTOMATIC DATA            COMMON STOCK   053015103      691141   16495               XX                   11815
PROCESSING                                                                           XX     35             4680

B P PLC ADR               COMMON STOCK   055622104     1400235   20127               XX                    9650
                                                                                     XX     35            10477

BAKER HUGHES INC          COMMON STOCK   057224107      200009    2290               XX                    1290
                                                                                     XX     35             1000

BAXTER INT'L INC          COMMON STOCK   071813109      360494    5638               XX                    2000
                                                                                     XX     35             3638

AS OF JUNE 30, 2008                            FORM 13F                  SEC FILE # BRIAN C BRODERICK\28-11136

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:   ITEM 6:        ITEM 7:       ITEM 8:
-------                   -------------- --------- ----------- --------- --------------  --------  ------------------
                                                               SHARES OR                           VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL INVESTMENT                ------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   DISCRETION      MANAGERS  (A)    (B)    (C)
------------------------  -------------- --------- ----------- --------- --------------  --------  ----  ------  ----
                                                                         (A)   (B)  (C)            SOLE  SHARED  NONE
                                                                         ---   ---  ---            ----  ------  ----
BRISTOL MYERS             COMMON STOCK   110122108      319467   15561               XX                   15421
SQUIBB CO                                                                            XX     35              140

C I G N A CORP            COMMON STOCK   125509109      232194    6561               XX     35             6561

CANADIAN NATIONAL         COMMON STOCK   136375102     2664353   55415               XX                   34253
RAILWAY CO                                                                           XX     35            21162

CATERPILLAR INC           COMMON STOCK   149123101     1219802   16524               XX                   16524

CHEVRON CORP              COMMON STOCK   166764100     1488338   15014               XX                    8514
                                                                                     XX     35             6500

CHUBB CORPORATION         COMMON STOCK   171232101      313664    6400               XX                    6400

CISCO SYS INC             COMMON STOCK   17275R102     1046700   45000               XX                   32750
                                                                                     XX     35            12250

CITIGROUP INC             COMMON STOCK   172967101      341368   20368               XX                     950
                                                                                     XX     35            19418

CITIZENS COMMUNICATIONS   COMMON STOCK   17453B101      142453   12562               XX                   12562
CO

COCA COLA CO              COMMON STOCK   191216100      252103    4850               XX     35             4850

CONOCOPHILLIPS            COMMON STOCK   20825C104      957115   10140               XX                    9419
                                                                                     XX     35              721

E I DU PONT DE NEMOURS    COMMON STOCK   263534109     1112395   25936               XX                   23648
& CO                                                                                 XX     35             2288

E M C CORP                COMMON STOCK   268648102     1058444   72052               XX                   49602
                                                                                     XX     35            22450

EATON CORP                COMMON STOCK   278058102      215314    2534               XX                    2534

EMERSON ELECTRIC CO       COMMON STOCK   291011104     2520664   50974               XX                   32754
                                                                                     XX     35            18220

AS OF JUNE 30, 2008                            FORM 13F                  SEC FILE # BRIAN C BRODERICK\28-11136

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:   ITEM 6:        ITEM 7:       ITEM 8:
-------                   -------------- --------- ----------- --------- --------------  --------  ------------------
                                                               SHARES OR                           VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL INVESTMENT                ------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   DISCRETION      MANAGERS  (A)    (B)    (C)
------------------------  -------------- --------- ----------- --------- --------------  --------  ----  ------  ----
                                                                         (A)   (B)  (C)            SOLE  SHARED  NONE
                                                                         ---   ---  ---            ----  ------  ----
ENCANA CORP                COMMON STOCK  292505104     4723541   51947               XX                   38267
                                                                                     XX     35            13680

EXXON MOBIL CORP          COMMON STOCK   30231G102     8646434   98110               XX                   75704
                                                                                     XX     35            22406

GENERAL ELECTRIC CO       COMMON STOCK   369604103     3223699  120783               XX                   96700
                                                                                     XX     35            24083

GROUPE DANONE             SPONSORED ADR  399449107     1072320   76300               XX                   44600
                                                                                     XX     35            31700

HARTFORD FINL SVCS        COMMON STOCK   416515104      220829    3420               XX                      50
GROUP INC                                                                            XX     35             3370

HELMERICH & PAYNE INC     COMMON STOCK   423452101      482534    6700               XX                    3800
                                                                                     XX     35             2900

HEWLETT PACKARD CO        COMMON STOCK   428236103      387501    8765               XX                    7965
                                                                                     XX     35              800

HONEYWELL                 COMMON STOCK   438516106      498677    9918               XX                    9918
INTERNATIONAL INC

ITT CORPORATION           COMMON STOCK   450911102      213422    3370               XX     35             3370

INTEL CORPORATION         COMMON STOCK   458140100     3026253  140887               XX                  106892
                                                                                     XX     35            33995

INTL BUSINESS MACHINES    COMMON STOCK   459200101     1167758    9852               XX                    8952
                                                                                     XX     35              900

INVITROGEN CORP           COMMON STOCK   46185R100      888454   22630               XX                   14920
                                                                                     XX     35             7710

JOHNSON & JOHNSON         COMMON STOCK   478160104     5215465   81061               XX                   66136
                                                                                     XX     35            14925

KIMBERLY CLARK CORP       COMMON STOCK   494368103      251076    4200               XX                    4200

KOSAN BIOSCIENCES INC     COMMON STOCK   50064W107      337800   60000               XX     35            60000

AS OF JUNE 30, 2008                            FORM 13F                  SEC FILE # BRIAN C BRODERICK\28-11136

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:   ITEM 6:        ITEM 7:       ITEM 8:
-------                   -------------- --------- ----------- --------- --------------  --------  ------------------
                                                               SHARES OR                           VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL INVESTMENT                ------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   DISCRETION      MANAGERS  (A)    (B)    (C)
------------------------  -------------- --------- ----------- --------- --------------  --------  ----  ------  ----
                                                                         (A)   (B)  (C)            SOLE  SHARED  NONE
                                                                         ---   ---  ---            ----  ------  ----
LINCOLN NATL CORP IND      COMMON STOCK  534187109     1164225   25689               XX                   17510
                                                                                     XX     35             8179

MATSUSHITA ELECTRIC       SPONSORED ADR  576879209      264537   12350               XX                   11550
INDL                                                                                 XX     35              800

MCDONALD'S CORP.          COMMON STOCK   580135101      258612    4600               XX                    4000
                                                                                     XX     35              600

MERCK & CO INC            COMMON STOCK   589331107     1969755   52262               XX                   35862
                                                                                     XX     35            16400

MICROSOFT CORP            COMMON STOCK   594918104     1010360   36727               XX                   27327
                                                                                     XX     35             9400

NOKIA CORP ADR A          COMMON STOCK   654902204      751881   30689               XX                   20589
                                                                                     XX     35            10100

NOVARTIS AG ADR           COMMON STOCK   66987V109     2001805   36370               XX                   24570
                                                                                     XX     35            11800

OYO GEOSPACE CORP         COMMON STOCK   671074102      306488    5200               XX                    3000
                                                                                     XX     35             2200

ORACLE CORP               COMMON STOCK   68389X105      705201   33581               XX                   23531
                                                                                     XX     35            10050

PENN WEST ENERGY          COMMON STOCK   707885109      236880    7000               XX                    6800
TRUST                                                                                XX     35              200

PEPSICO INC               COMMON STOCK   713448108     1274344   20040               XX                   11940
                                                                                     XX     35             8100

PFIZER INC                COMMON STOCK   717081103      237225   13579               XX                   12579
                                                                                     XX     35             1000

PORTLAND GENERAL          COMMON STOCK   736508847      867020   38500               XX                   27200
ELECTRIC CO                                                                          XX     35            11300

AS OF JUNE 30, 2008                            FORM 13F                  SEC FILE # BRIAN C BRODERICK\28-11136

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:   ITEM 6:        ITEM 7:       ITEM 8:
-------                   -------------- --------- ----------- --------- --------------  --------  ------------------
                                                               SHARES OR                           VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL INVESTMENT                ------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   DISCRETION      MANAGERS  (A)    (B)    (C)
------------------------  -------------- --------- ----------- --------- --------------  --------  ----  ------  ----
                                                                         (A)   (B)  (C)            SOLE  SHARED  NONE
                                                                         ---   ---  ---            ----  ------  ----
PROCTER & GAMBLE CO        COMMON STOCK  742718109   4073784       66992             XX                   48772
                                                                                     XX     35            18220

ROCKWELL AUTOMATION       COMMON STOCK   773903109    317217        7254             XX                    7254
INC

ROCKWELL COLLINS INC      COMMON STOCK   774341101    347902        7254             XX                    7254

ROYAL DUTCH SHELL PLC     SPONSORED ADR  780259206    204275        2500             XX                    2500

SAN JUAN BASIN            COMMON STOCK   798241105   1071382       23160             XX                   19160
ROYALTY TRUST                                                                        XX     35             4000

SCHLUMBERGER LTD          COMMON STOCK   806857108    491385        4574             XX                    3974
                                                                                     XX     35              600

SIGMA ALDRICH CORP        COMMON STOCK   826552101    689408       12800             XX                   11600
                                                                                     XX     35             1200

SIMS GROUP LTD            SPONSORED ADR  829160100    282293        7075             XX                    4100
                                                                                     XX     35             2975

SONOSITE INC              COMMON STOCK   83568G104    330770       11809             XX                    7794
                                                                                     XX     35             4015

STATE STREET CORP         COMMON STOCK   857477103   1024288       16007             XX                    5855
                                                                                     XX     35            10152

SUNCOR ENERGY INC         COMMON STOCK   867229106    261540        4500             XX                    2400
                                                                                     XX     35             2100

3 M COMPANY               COMMON STOCK   88579Y101   3218538       46250             XX                   34675
                                                                                     XX     35            11575

UNION PACIFIC CORP        COMMON STOCK   907818108   1645900       21800             XX                   18088
                                                                                     XX     35             3712

UNITED TECHNOLOGIES       COMMON STOCK   913017109    499770        8100             XX                    8100

AS OF JUNE 30, 2008                            FORM 13F                  SEC FILE # BRIAN C BRODERICK\28-11136

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:   ITEM 6:        ITEM 7:       ITEM 8:
-------                   -------------- --------- ----------- --------- --------------  --------  ------------------
                                                               SHARES OR                           VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL INVESTMENT                ------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   DISCRETION      MANAGERS  (A)    (B)    (C)
------------------------  -------------- --------- ----------- --------- --------------  --------  ----  ------  ----
                                                                         (A)   (B)  (C)            SOLE  SHARED  NONE
                                                                         ---   ---  ---            ----  ------  ----
V F CORP                  COMMON STOCK   918204108      420674    5910               XX                    5910

WYETH                     COMMON STOCK   983024100      725395   15125               XX                    2425
                                                                                     XX     35            12700

XILINX INC                COMMON STOCK   983919101      260075   10300               XX                    4050
                                                                                     XX     35             6250

ZIMMER HOLDINGS INC       COMMON STOCK   98956P102      444026    6525               XX                    3615
                                                                                     XX     35             2910

AGGREGATE TOTAL                                     81,984,122